Fair Value Measurements (Details) - EBP 333 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 6,158,117	$ 5,483,306
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	212,232	204,410
Quest Diagnostics common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	310,165	295,103
Other common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	287,320	282,820
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	809,717	782,333
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	809,717	782,256
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	212,232	204,410
Level 1 | Quest Diagnostics common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	310,165	295,103
Level 1 | Other common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	287,320	282,743
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Quest Diagnostics common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Other common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	77
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Quest Diagnostics common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Other common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	77
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 5,348,400	$ 4,700,973